Cover	Dec. 07, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 07, 2023
Entity File Number	001-41183
Entity Registrant Name	Welsbach Technology Metals Acquisition Corp.
Entity Central Index Key	0001866226
Entity Tax Identification Number	87-1006702
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	160 S Craig Place
Entity Address, City or Town	Lombard
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60148
City Area Code	217
Local Phone Number	615-1216
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Share Of Common Stock 0. 0001 Par Value And One Right To Receive Onetenth Of One Share Of Common Stock [Member]
Title of 12(b) Security	Units, each consisting of one share of Common Stock, $0.0001 par value, and one Right to receive one-tenth of one share of Common Stock
Trading Symbol	WTMAU
Security Exchange Name	NASDAQ
Common Stock 0. 0001 Par Value Per Share [Member]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	WTMA
Security Exchange Name	NASDAQ
Rights Each Exchangeable Into Onetenth Of One Share Of Common Stock [Member]
Title of 12(b) Security	Rights, each exchangeable into one-tenth of one share of Common Stock
Trading Symbol	WTMAR
Security Exchange Name	NASDAQ